Summary of prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Prepaid insurance	$ 1,422	$ 1,700
Prepaid research and development	535	516
Other	325	210
Total	$ 2,282	$ 2,426